Cover	Jun. 04, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2025
Entity File Number	001-41986
Entity Registrant Name	Australian Oilseeds Holdings Limited
Entity Central Index Key	0001959994
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	126 – 142 Cowcumbla Street, Cootamundra
Entity Address, Address Line Two	Site 2: 52 Fuller Drive Cootamundra
Entity Address, Address Line Three	PO Box 263
Entity Address, City or Town	Cootamundra
Entity Address, Country	AU
Entity Address, Postal Zip Code	2590
City Area Code	+02
Local Phone Number	6942 4347
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares, $0.0001 par value per share
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Trading Symbol	COOT
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Class A Ordinary Share, each whole Warrant exercisable for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one-half of one Class A Ordinary Share, each whole Warrant exercisable for $11.50 per share
Trading Symbol	COOT
Security Exchange Name	NASDAQ